Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current liabilities [abstract]
Disclosure Of Detailed Information About Non-Current Liabilities [Table Text Block]

As at December 31,	2025	2024
Stock-based compensation (Note 19)	$7,879	$2,019
Other non-current liabilities	280	807
Total other non-current liabilities	$8,159	$2,826